Investment Objectives and Goals - iShares U.S. Thematic Rotation Active ETF	Jul. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES U.S. THEMATIC ROTATION ACTIVE ETF Ticker: THRO Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares U.S. Thematic Rotation Active ETF (the “Fund”) (formerly known as “BlackRock Future U.S. Themes ETF”) seeks long-term capital appreciation.